Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan [Abstract]
Contributions	$ 0.2	$ 0.1	$ 0.6	$ 0.5
Basic salary of each completed year of services	15 days		15 days